Cover	Jan. 13, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2025
Entity File Number	001-41558
Entity Registrant Name	Permex Petroleum Corporation
Entity Central Index Key	0001922639
Entity Tax Identification Number	98-1384682
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1700 Post Oak Blvd
Entity Address, Address Line Two	2 Blvd Place
Entity Address, Address Line Three	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(346)
Local Phone Number	245-8981
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false